Investment Objectives and Goals - (Nomura Fixed income mutual fund - Classes A, C, and Institutional)	Aug. 31, 2025
(Nomura Tax-Free USA Fund)
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]
Nomura Tax-Free USA Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

(Nomura Tax-Free USA Intermediate Fund)
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]
Nomura Tax-Free USA Intermediate Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.